SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Information on our Merchant Solutions segment, including significant segment expenses, and reconciliations to consolidated revenues, consolidated operating income and consolidated depreciation and amortization were as follows for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Revenues(1)	$1,808,687	$1,834,094

Operating expenses(1):
Merchant Solutions:
Cost of service	$488,865	$499,054
Selling, general and administrative	705,720	754,603
Total Merchant Solutions expenses	1,194,585	1,253,657

Corporate	237,999	220,846

Operating income (loss)(1):
Merchant Solutions	$614,102	$580,437
Corporate	(237,999)	(220,846)
Gain on business disposition	3,993	—
Consolidated operating income	$380,096	$359,591

Depreciation and amortization(1):
Merchant Solutions	$280,767	$292,333
Corporate	7,684	4,632
Consolidated depreciation and amortization	$288,451	$296,965

(1) Revenues, operating expenses, operating income and depreciation and amortization reflect the effects of our disposed AdvancedMD business through its disposal date. See “Note 2—Business Dispositions and Discontinued Operations” for further discussion.

Operating income and operating expenses included acquisition and integration expenses of $28.4 million and $78.9 million for the three months ended March 31, 2025 and 2024, respectively, which were primarily included within Corporate selling, general and administrative expenses.

During the three months ended March 31, 2025, Corporate operating expenses also reflected costs of $66.3 million associated with our business transformation initiative, which are presented within selling, general and administrative expenses in our consolidated statements of income.

Information on segments and reconciliations to consolidated revenues, consolidated operating expenses, consolidated operating income and consolidated depreciation and amortization were as follows:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Revenues(1):
Merchant Solutions	$7,688,703	$7,151,793	$6,204,917
Consumer Solutions	—	182,740	620,482
Intersegment eliminations	—	(858)	3,488
Consolidated revenues	$7,688,703	$7,333,675	$6,828,887

Operating expenses(1):
Merchant Solutions:
Cost of service	$2,008,126	$1,925,880	$1,798,300
Selling, general and administrative	3,067,662	2,880,658	2,366,362
Total Merchant Solutions expenses	5,075,788	4,806,538	4,164,662

Consumer Solutions(2)	—	186,648	566,888
Corporate	880,854	865,034	752,163
Intersegment eliminations	—	(858)	3,488

Operating income (loss)(1):
Merchant Solutions	$2,612,915	$2,345,255	$2,040,255
Consumer Solutions	—	(3,908)	53,594
Corporate	(880,854)	(865,034)	(752,163)
Impairment of goodwill	—	—	(833,075)
Net gain (loss) on business dispositions	273,134	(136,744)	(199,094)
Consolidated operating income	$2,005,195	$1,339,569	$309,517

Depreciation and amortization(1):
Merchant Solutions	$1,179,845	$1,109,186	$981,297
Consumer Solutions	—	—	35,773
Corporate	24,181	20,297	20,220
Consolidated depreciation and amortization	$1,204,026	$1,129,483	$1,037,290

(1) Revenues, operating expenses, operating income and depreciation and amortization reflect the effects of acquired businesses from the respective acquisition dates and the effects of disposed businesses through the respective disposal dates. See “Note 2—Acquisitions” and “Note 3—Business Dispositions and Discontinued Operations” for further discussion.

Operating income and operating expenses included acquisition and integration expenses of $208.0 million, $332.6 million and $258.9 million for the years ended December 31, 2024, 2023 and 2022, respectively, which were primarily included within Corporate selling, general and administrative expenses. For the years ended December 31, 2024, 2023 and 2022, operating expenses for Corporate also included $13.4 million, $18.5 million and $47.1 million, respectively, of other charges related to facilities exit activities as a result of actions taken to reduce our facility footprint in certain markets around the world.
During the year ended December 31, 2024, Corporate operating expenses also reflected costs of $99.1 million associated with our business transformation initiative and charges for employee termination benefits of $99.6 million, which included $19.4 million of share-based compensation expense. These charges are presented within selling, general and administrative expenses in our consolidated statements of income.

(2) Prior to the disposition of the consumer portion of our Netspend business, the information provided to the CODM included segment revenue and operating income, but not cost of service or selling, general and administrative expense. Therefore, the segment expense detail is not provided for the Consumer Solutions business.

Schedule of Long-Lived Assets by Geographic Regions
Long-lived assets, excluding goodwill and other intangible assets, by location as of December 31, 2024 and 2023 were as follows:

	2024	2023

	(in thousands)

United States	$999,119	$992,684
Foreign countries	401,128	367,709
	$1,400,247	$1,360,393